ORDINARY SHARES AND STATUTORY RESERVE (Details Narrative) - USD ($)																	1 Months Ended				12 Months Ended
		Jan. 22, 2026	Dec. 31, 2025	Dec. 24, 2025	Nov. 26, 2025	Nov. 25, 2025	Nov. 03, 2025	Oct. 06, 2025	Oct. 02, 2025	Sep. 24, 2025	Sep. 04, 2025	Apr. 28, 2025	Mar. 15, 2025	Feb. 21, 2025	Jun. 28, 2024	Jun. 01, 2023	Jan. 31, 2026	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 10, 2025	Mar. 06, 2023	Dec. 31, 2022	Dec. 05, 2022
Common stock, shares issued																						4,560
Common stock, par value															$ 0.003							$ 3.6
Private placement																			$ 2,510,000	$ 2,820,000	$ 30,849,000	$ 1,120,000
Issuance of ordinary shares								$ 20,000,000				$ 261,225									$ 340,439,000		200,000
Common stock, shares outstanding				16,001																		4,558
Reverse stock split ratio				12-for-1			100-for-1			100-for-1					1-for-30
Treasury stock, common shares			2													1,585					2	2
Accumulated balance of statutory reserves			$ 6,656,000																		$ 6,656,000	$ 6,656,000
Accumulated balance of special reserves			588,333																		588,333	585,240
Restricted net asset			148,310,000																		148,310,000	148,310,000
CHINA
Accumulated balance of statutory reserves			$ 0																		0	$ 0
Jupiter Wellness Acquisition Corp [Member]
Principal amount																									$ 1,180,000		$ 1,380,000
Subsequent Event [Member]
Reverse stock split ratio		12-for-1
Treasury Stock, Common [Member]
Issuance of ordinary shares
Treasury stock, common shares	[1]		(2)																		(2)	(2)	(2)
Treasury Stock, Common [Member] | Jupiter Wellness Acquisition Corp [Member]
Common stock, par value																$ 0.003
Value of debt repaid																$ 500,000
Shares issued for payment of debt																1.32
Proceeds from promissory notes																$ 2,060,000.00
Common Class A [Member]
Common stock, shares issued			19,560,823	234,729,854															1,757	1,399	19,560,823	4,560
Common stock, par value			$ 3.6	$ 3.60															$ 3.6	$ 3.6	$ 3.6			$ 0.003
Issuance of ordinary shares, shares			360,009		18,832,021	109,321			13,333		11,300		19,380	23,255,814			262,806
Issuance of shares, cancelled													19,380					1,354
Issuance of ordinary shares						$ 11,000,000			$ 15,000,000		$ 8,000,000			$ 40,000,000
Prefunded warrants			4,320,107																		4,320,107
Common stock, shares outstanding			19,560,821	234,729,854																	19,560,821	4,558
Common Class A [Member] | Private Placement [Member]
Private placement					$ 300,000,000
Common Class A [Member] | Restricted Stock [Member]
Common stock, shares issued			18,943,132																		18,943,132
Issuance of ordinary shares, shares			18,943,132					111,111
Issuance of ordinary shares								$ 20,000,000
Common Class A [Member] | Warrant [Member]
Issuance of ordinary shares, shares											44,984
Common Class A [Member] | Prefunded Warrant [Member]
Issuance of ordinary shares, shares						7,149,675					70,000
Prefunded warrants			2,829,568																		2,829,568
Common Class B [Member]
Common stock, shares issued			1,334	19,560,821																	1,334
Common stock, par value			$ 3.6	$ 3.60																	$ 3.6			$ 0.003
Issuance of shares, cancelled																		1,334
Common stock, shares outstanding			1,334	19,560,821																	1,334

[1]	Retrospectively restated for the effect of the Reverse Share Split